Receivables - Sale of Receivables (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Jan. 23, 2018	Jan. 22, 2018	Mar. 31, 2017	Dec. 21, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable securitization facility, amount							$ 250,000,000
Availability under securitization facility			$ 188,000,000			$ 217,000,000
Length of extension	1 year
Gain (loss) on sale of receivables	$ 0	$ 0
Cash proceeds received			188,000,000			223,000,000
Deferred purchase price receivable	252,000,000	0	233,000,000			252,000,000
Liability recorded due to exceeded maximum funding limit			0			6,000,000
Transfer of Financial Assets Accounted for as Sales, Deferred Purchase Price [Roll Forward]
Deferred purchase price receivable, Beginning balance	252,000,000	0
Transfers of receivables	2,222,000,000	1,195,000,000
Collections	(2,225,000,000)	(943,000,000)
Fair value adjustment	(16,000,000)	0
Deferred purchase price receivable, Ending balance	233,000,000	$ 252,000,000
Transfers of receivables	2,090,000,000
Collections	1,970,000,000
Operating cash flow effect	120,000,000
Restricted cash	$ 68,000,000
Outstanding balance			$ 188,000,000			$ 223,000,000
The Royal Bank of Scotland, PLC
Transfer of Financial Assets Accounted for as Sales, Deferred Purchase Price [Roll Forward]
Receivables purchase facility commitment amount				$ 300,000,000	$ 200,000,000